Interest Rate Swap (Fair Value Of Derivative Instrument) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2012 Accrued expenses	Jun. 30, 2012 Other long-term liabilities	Dec. 31, 2010 Predecessor Accrued expenses
Derivatives designated as hedging instruments:
Interest rate swap	$ (3,711)	$ (2,555)	$ (1,156)	$ (10,738)